SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	For the year ended December 31,
US$ MILLIONS	2023	2022	2021
Interest paid	$678	$554	$261
Income taxes paid	318	292	165
Amounts paid and received for interest were reflected as operating cash flows in the Consolidated Statements of Cash Flows. Interest paid is net of debt related hedges.
Amounts paid for income taxes were reflected as either operating cash flows or investing cash flows in the Consolidated Statements of Cash Flows depending upon the nature of the underlying transaction.
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31,
US$ MILLIONS	2023	2022	2021
Accounts receivable	$(85)	$(61)	$(91)
Accounts payable and other	91	234	126
Changes in non-cash working capital, net	$6	$173	$35